Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax rate	0.00%	0.00%	0.00%
Research and Development Tax Credits [Member]
Other Income	$ 4,457	$ 6,840
United States of America [Member]
Income tax rate		30.00%
United Kingdom [Member]
Income tax rate		19.00%
Net operating loss	$ 83,852
Other Jurisdictions [Member]
Income tax rate	19.00%	19.00%
Other Jurisdictions [Member] | Minimum [Member]
Income tax rate		12.50%
Other Jurisdictions [Member] | Maximum [Member]
Income tax rate		25.00%
SPAIN [Member]
Net operating loss	$ 1,007
Ireland [Member]
Net operating loss	$ 6,124